Stockholders' Equity - Issuance activity (Detail Textuals 2) (USD $)	5 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Warrants
Class of Stock [Line Items]
Number of common stock called for warrants	704,200
Exercise price of warrants	1.91	1.28
Estimated fair value of warrants	$ 354,000
Stock price	$ 0.80
Expected term	2 years 6 months
Risk-free interest rate	0.125%
Expected volatility	126.00%
Dividend yield	0.00%
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock issued for cash consideration	704,200
Value of preferred stock issued for cash consideration	7,042,000
Issuance cost	1,374,000
Placement fees	879,000
Legal and other expenses	$ 141,000